UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-03691

LORD ABBETT MID CAP STOCK FUND, INC.
(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302
(Address of principal executive offices) (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary
90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 12/31

Date of reporting period: 6/30/2012

Item 1:	Report(s) to Shareholders.

2 0 1 2

L O R D  A B B E T T

S E M I A N N U A L

R E P O R T

Lord Abbett

Mid Cap Stock Fund*

For the six-month period ended June 30, 2012
* Formerly Lord Abbett Mid Cap Value Fund

Lord Abbett Mid Cap Stock Fund Semiannual Report
For the six-month period ended June 30, 2012

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report of the Lord Abbett Mid Cap Stock Fund for the six-month period ended June 30, 2012. For additional information about the Fund, please visit our Website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our Website.

          Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow Chairman

Expense Example

          As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

          The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 through June 30, 2012).

Actual Expenses

          For each class of the Fund, the first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period 1/1/12 – 6/30/12” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

          For each class of the Fund, the second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

          Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†

	1/1/12	6/30/12	1/1/12 - 6/30/12

Class A
Actual	$1,000.00	$1,034.90	$5.77
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.21	$5.72
Class B
Actual	$1,000.00	$1,031.70	$8.99
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.99	$8.92
Class C
Actual	$1,000.00	$1,031.80	$8.99
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.99	$8.92
Class F
Actual	$1,000.00	$1,035.80	$4.50
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.45	$4.47
Class I
Actual	$1,000.00	$1,037.00	$4.00
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.95	$3.97
Class P
Actual	$1,000.00	$1,035.30	$5.77
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.21	$5.72
Class R2
Actual	$1,000.00	$1,034.00	$7.03
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.97	$6.97
Class R3
Actual	$1,000.00	$1,033.90	$6.47
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.51	$6.42

†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.14% for Class A, 1.78% for Classes B and C, 0.89% for Class F, 0.79% for Class I, 1.14% for Class P, 1.39% for Class R2 and 1.28% for Class R3) multiplied by the average account value over the period, multiplied by 182/366 (to reflect one-half year period).

Portfolio Holdings Presented by Sector
June 30, 2012

Sector*	%**
Consumer Discretionary	11.65%
Consumer Staples	3.95%
Energy	6.49%
Financials	24.54%
Health Care	12.09%
Industrials	13.11%

Sector*	%**
Information Technology	9.79%
Materials	8.22%
Telecommunication Services	1.20%
Utilities	4.96%
Short-Term Investment	4.00%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Schedule of Investments (unaudited)
June 30, 2012

Investments	Shares	Fair Value (000)

LONG-TERM INVESTMENTS 96.65%

COMMON STOCKS 96.60%

Aerospace & Defense 1.32%
Esterline Technologies Corp.*	477,000	$29,741

Airlines 0.66%
United Continental Holdings, Inc.*	608,600	14,807

Beverages 1.17%
Beam, Inc.	375,000	23,434
Dr. Pepper Snapple Group, Inc.	64,900	2,839

Total		26,273

Capital Markets 3.04%
Affiliated Managers Group, Inc.*	219,900	24,068
Ares Capital Corp.	545,700	8,710
Lazard Ltd. Class A	497,074	12,919
Raymond James Financial, Inc.	665,400	22,783

Total		68,480

Chemicals 3.80%
Ashland, Inc.	610,000	42,279
Chemtura Corp.*	797,400	11,562
Eastman Chemical Co.	302,000	15,212
International Flavors & Fragrances, Inc.	302,000	16,550

Total		85,603

Commercial Banks 7.72%
City National Corp.	514,000	24,970
Comerica, Inc.	877,000	26,933
Commerce Bancshares, Inc.	235,000	8,907
Cullen/Frost Bankers, Inc.	401,000	23,053
Fifth Third Bancorp	1,267,000	16,978

Investments	Shares	Fair Value (000)

Hancock Holding Co.	646,000	$19,664
M&T Bank Corp.	377,500	31,170
Signature Bank*	188,000	11,462
Zions Bancorporation	555,000	10,778

Total		173,915

Commercial Services & Supplies 0.17%
Republic Services, Inc.	147,647	3,907

Construction & Engineering 2.76%
Jacobs Engineering Group, Inc.*	774,000	29,304
URS Corp.	943,000	32,892

Total		62,196

Construction Materials 0.51%
Eagle Materials, Inc.	306,000	11,426

Consumer Finance 0.68%
Discover Financial Services	443,900	15,350

Containers & Packaging 1.71%
Ball Corp.	466,700	19,158
Greif, Inc. Class A	281,258	11,531
Rock-Tenn Co. Class A	145,000	7,910

Total		38,599

Diversified Financial Services 1.04%
CIT Group, Inc.*	656,000	23,380

Diversified Telecommunication Services 1.21%
CenturyLink, Inc.	690,000	27,248

Electric: Utilities 2.61%
Edison International	240,000	11,088
Northeast Utilities	330,000	12,807
NV Energy, Inc.	1,040,000	18,283
PPL Corp.	598,000	16,631

Total		58,809

Electrical Equipment 0.31%
AMETEK, Inc.	137,600	6,868

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
June 30, 2012

Investments	Shares	Fair Value (000)

Electronic Equipment, Instruments & Components 3.28%
Anixter International, Inc.*	531,000	$28,170
Arrow Electronics, Inc.*	559,000	18,341
TE Connectivity Ltd. (Switzerland)(a)	854,000	27,251

Total		73,762

Energy Equipment & Services 4.07%
Ensco plc Class A (United Kingdom)(a)	491,400	23,081
Halliburton Co.	452,400	12,843
Rowan Cos., plc Class A*	363,800	11,762
Superior Energy Services, Inc.*	651,000	13,170
Tidewater, Inc.	510,000	23,643
Weatherford International Ltd. (Switzerland)*(a)	563,000	7,111

Total		91,610

Food Products 2.81%
Bunge Ltd.	672,600	42,199
Flowers Foods, Inc.	278,000	6,458
H.J. Heinz Co.	269,000	14,628

Total		63,285

Gas Utilities 0.39%
Piedmont Natural Gas Co., Inc.	270,000	8,691

Health Care Providers & Services 5.67%
CIGNA Corp.	747,000	32,868
Community Health Systems, Inc.*	894,300	25,067
DaVita, Inc.*	312,655	30,706
Laboratory Corp. of America Holdings*	119,700	11,085
McKesson Corp.	298,000	27,938

Total		127,664

Investments	Shares	Fair Value (000)

Hotels, Restaurants & Leisure 0.65%
Darden Restaurants, Inc.	288,000	$14,581

Household Durables 1.56%
Harman International Industries, Inc.	455,500	18,038
Tupperware Brands Corp.	310,000	16,975

Total		35,013

Industrial Conglomerates 1.00%
Tyco International Ltd. (Switzerland)(a)	427,000	22,567

Information Technology Services 2.08%
Fiserv, Inc.*	649,000	46,871

Insurance 7.93%
ACE Ltd. (Switzerland)(a)	415,000	30,764
Allstate Corp. (The)	195,000	6,843
Brown & Brown, Inc.	447,000	12,190
Everest Re Group Ltd.	365,000	37,774
Lincoln National Corp.	706,700	15,455
Marsh & McLennan Cos., Inc.	821,600	26,480
PartnerRe Ltd.	538,000	40,710
XL Group plc (Ireland)(a)	391,900	8,246

Total		178,462

Life Sciences Tools & Services 1.52%
Agilent Technologies, Inc.	573,000	22,485
Life Technologies Corp.*	260,000	11,697

Total		34,182

Machinery 3.90%
Dover Corp.	413,444	22,165
Eaton Corp.	474,500	18,804
IDEX Corp.	686,000	26,740
Kennametal, Inc.	352,200	11,675
Nordson Corp.	163,200	8,371

Total		87,755

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(continued)
June 30, 2012

Investments	Shares	Fair Value (000)

Marine 0.06%
Kirby Corp.*	26,121	$1,230

Media 5.58%
Discovery Communications, Inc. Class A*	415,019	22,411
Interpublic Group of Cos., Inc. (The)	5,530,000	60,001
Omnicom Group, Inc.	890,000	43,254

Total		125,666

Metals & Mining 1.05%
Reliance Steel & Aluminum Co.	469,700	23,720

Multi-Line Retail 1.66%
J.C. Penney Co., Inc.	274,000	6,387
Macy’s, Inc.	904,000	31,052

Total		37,439

Multi-Utilities 1.99%
CMS Energy Corp.	1,258,000	29,563
Xcel Energy, Inc.	539,000	15,313

Total		44,876

Oil, Gas & Consumable Fuels 2.41%
EQT Corp.	143,900	7,717
Kinder Morgan, Inc.	425,001	13,694
Noble Energy, Inc.	67,700	5,742
QEP Resources, Inc.	309,100	9,264
Range Resources Corp.	289,000	17,880

Total		54,297

Paper & Forest Products 1.20%
International Paper Co.	935,500	27,045

Pharmaceuticals 4.98%
Mylan, Inc.*	1,819,200	38,876
Par Pharmaceutical Cos., Inc.*	516,000	18,648
Warner Chilcott plc Class A (Ireland)*(a)	586,000	10,501

Investments	Shares	Fair Value (000)

Watson Pharmaceuticals, Inc.*	597,100	$44,180

Total		112,205

Professional Services 1.18%
Manpower, Inc.	726,816	26,638

Real Estate Investment Trusts 2.95%
Alexandria Real Estate Equities, Inc.	284,000	20,652
CBL & Associates Properties, Inc.	361,900	7,072
Home Properties, Inc.	90,000	5,522
Vornado Realty Trust	206,000	17,300
Weyerhaeuser Co.	710,000	15,876

Total		66,422

Real Estate Management & Development 1.34%
Jones Lang LaSalle, Inc.	430,000	30,259

Road & Rail 1.17%
Kansas City Southern*	143,000	9,947
Knight Transportation, Inc.	1,026,900	16,420

Total		26,367

Semiconductors & Semiconductor Equipment 3.87%
Analog Devices, Inc.	456,000	17,177
Broadcom Corp. Class A*	751,000	25,384
Lam Research Corp.*	394,000	14,870
Micron Technology, Inc.*	2,825,000	17,826
Xilinx, Inc.	351,500	11,800

Total		87,057

Software 0.64%
Adobe Systems, Inc.*	443,000	14,340

Specialty Retail 1.28%
Pier 1 Imports, Inc.*	1,752,000	28,785

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)
June 30, 2012

Investments	Shares	Fair Value (000)

Textiles, Apparel & Luxury Goods 1.00%
Gildan Activewear, Inc. (Canada)(a)	615,000	$16,925
PVH Corp.	73,100	5,686

Total		22,611

Trading Companies & Distributors 0.67%
WESCO International, Inc.*	263,000	15,136

Total Common Stocks (cost $1,945,702,520)		2,175,138

WARRANT 0.05%

Oil, Gas & Consumable Fuels
Kinder Morgan, Inc.*(b) (cost $746,121)	515,840	1,114

Total Long-Term Investments (cost $1,946,448,641)		2,176,252

Investments	Principal Amount (000)	Fair Value (000)

SHORT-TERM INVESTMENT 4.02%

Repurchase Agreement
Repurchase Agreement dated 6/29/2012, 0.01% due 7/2/2012 with Fixed Income Clearing Corp. collateralized by $92,610,000 of U.S. Treasury Bill at Zero Coupon due 6/27/2013; value: $92,424,780; proceeds: $90,611,875 (cost $90,611,800)	$90,612	$90,612

Total Investments in Securities 100.67% (cost $2,037,060,441)		2,266,864

Liabilities in Excess of Other Assets (0.67)%		(15,109)

Net Assets 100.00%		$2,251,755

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	Exercise price of $40.00 and expiration date of 5/25/2017.

See Notes to Financial Statements.	7

Statement of Assets and Liabilities (unaudited)
June 30, 2012

ASSETS:
Investments in securities, at fair value (cost $2,037,060,441)	$2,266,864,112
Receivables:
Investment securities sold	25,382,016
Dividends	2,688,346
Capital shares sold	1,037,155
Prepaid expenses and other assets	45,369

Total assets	2,296,016,998

LIABILITIES:
Payables:
Investment securities purchased	34,556,271
Capital shares reacquired	5,112,696
12b-1 distribution fees	1,818,167
Management fee	982,842
Directors’ fees	990,885
Fund administration	72,398
To affiliates (See Note 3)	53,205
Accrued expenses	675,656

Total liabilities	44,262,120

NET ASSETS	$2,251,754,878

COMPOSITION OF NET ASSETS:
Paid-in capital	$3,471,160,130
Undistributed net investment income	6,596,261
Accumulated net realized loss on investments	(1,455,805,184)
Net unrealized appreciation on investments	229,803,671

Net Assets	$2,251,754,878

8	See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)(concluded)
June 30, 2012

Net assets by class:
Class A Shares	$1,229,562,814
Class B Shares	$39,999,053
Class C Shares	$205,033,721
Class F Shares	$62,599,197
Class I Shares	$544,500,421
Class P Shares	$148,466,456
Class R2 Shares	$586,879
Class R3 Shares	$21,006,337
Outstanding shares by class:
Class A Shares (700 million shares of common stock authorized, $.001 par value)	75,322,413
Class B Shares (200 million shares of common stock authorized, $.001 par value)	2,614,714
Class C Shares (200 million shares of common stock authorized, $.001 par value)	13,454,347
Class F Shares (200 million shares of common stock authorized, $.001 par value)	3,858,662
Class I Shares (200 million shares of common stock authorized, $.001 par value)	33,533,856
Class P Shares (200 million shares of common stock authorized, $.001 par value)	9,373,869
Class R2 Shares (200 million shares of common stock authorized, $.001 par value)	36,429
Class R3 Shares (200 million shares of common stock authorized, $.001 par value)	1,298,804
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$16.32
Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75%)	$17.32
Class B Shares-Net asset value	$15.30
Class C Shares-Net asset value	$15.24
Class F Shares-Net asset value	$16.22
Class I Shares-Net asset value	$16.24
Class P Shares-Net asset value	$15.84
Class R2 Shares-Net asset value	$16.11
Class R3 Shares-Net asset value	$16.17

See Notes to Financial Statements.	9

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2012

Investment income:
Dividends	$20,914,336
Interest	3,739

Total investment income	20,918,075

Expenses:
Management fee	6,417,469
12b-1 distribution plan-Class A	2,313,739
12b-1 distribution plan-Class B	234,779
12b-1 distribution plan-Class C	1,096,123
12b-1 distribution plan-Class F	33,435
12b-1 distribution plan-Class P	294,598
12b-1 distribution plan-Class R2	1,727
12b-1 distribution plan-Class R3	49,828
Shareholder servicing	1,837,913
Fund administration	475,605
Subsidy (See Note 3)	326,768
Reports to shareholders	109,967
Registration	61,494
Directors’ fees	35,588
Professional	34,258
Custody	25,218
Other	32,972

Gross expenses	13,381,481
Expense reductions (See Note 7)	(704)

Net expenses	13,380,777

Net investment income	7,537,298

Net realized and unrealized gain (loss):
Net realized gain on investments	142,786,189
Net change in unrealized appreciation/depreciation on investments	(69,512,287)

Net realized and unrealized gain	73,273,902

Net Increase in Net Assets Resulting From Operations	$80,811,200

10	See Notes to Financial Statements.

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended June 30, 2012 (unaudited)	For the Year Ended December 31, 2011
Operations:
Net investment income	$7,537,298	$4,038,337
Net realized gain on investments	142,786,189	275,560,309
Net change in unrealized appreciation/depreciation on investments	(69,512,287)	(357,929,728)

Net increase (decrease) in net assets resulting from operations	80,811,200	(78,331,082)

Distributions to shareholders from:
Net investment income
Class A	—	(1,642,429)
Class F	—	(276,408)
Class I	—	(2,023,039)
Class P	—	(75,311)
Class R3	—	(11,260)

Total distributions to shareholders	—	(4,028,447)

Capital share transactions (Net of share conversions) (See Note 11):
Net proceeds from sales of shares	216,002,196	564,264,808
Reinvestment of distributions	—	3,646,377
Cost of shares reacquired	(288,715,643)	(728,892,805)

Net decrease in net assets resulting from capital share transactions	(72,713,447)	(160,981,620)

Net increase (decrease) in net assets	8,097,753	(243,341,149)

NET ASSETS:
Beginning of period	$2,243,657,125	$2,486,998,274

End of period	$2,251,754,878	$2,243,657,125

Undistributed (distributions in excess of) net investment income	$6,596,261	$(941,037)

See Notes to Financial Statements.	11

Financial Highlights

	Class A Shares

	Six Months Ended 6/30/2012 (unaudited)
			Year Ended 12/31

			2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$15.77		$16.45	$13.15	$10.43	$18.57	$22.40

Investment operations:
Net investment income(a)	.05		.04	.06	.06	.18	.11
Net realized and unrealized gain (loss)	.50		(.70)	3.30	2.73	(7.24)	.06

Total from investment operations	.55		(.66)	3.36	2.79	(7.06)	.17

Distributions to shareholders from:
Net investment income	—		(.02)	(.06)	(.07)	(.26)	(.11)
Net realized gain	—		—	—	—	(.82)	(3.89)

Total distributions	—		(.02)	(.06)	(.07)	(1.08)	(4.00)

Net asset value, end of period	$16.32		$15.77	$16.45	$13.15	$10.43	$18.57

Total Return(b)	3.49	%(c)	(3.95)%	25.55%	26.67%	(39.44)%	.54%

Ratios to Average Net Assets:

Expenses, including expense reductions	.57	%(c)	1.14%	1.15%	1.16%	1.10%	1.05%

Expenses, excluding expense reductions	.57	%(c)	1.14%	1.15%	1.16%	1.10%	1.05%

Net investment income	.30	%(c)	.22%	.43%	.57%	1.19%	.46%

Supplemental Data:

Net assets, end of period (000)	$1,229,563		$1,310,387	$1,610,246	$1,657,302	$2,090,013	$5,736,155
Portfolio turnover rate	41.25	%(c)	47.77%	62.12%	109.32%	20.11%	28.24%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

12	See Notes to Financial Statements.

Financial Highlights (continued)

	Class B Shares

	Six Months Ended 6/30/2012 (unaudited)
			Year Ended 12/31

			2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$14.83		$15.54	$12.46	$9.89	$17.62	$21.50

Investment operations:
Net investment income (loss)(a)	(.01)		(.08)	(.04)	(.01)	.07	(.05)
Net realized and unrealized gain (loss)	.48		(.63)	3.12	2.58	(6.82)	.06

Total from investment operations	.47		(.71)	3.08	2.57	(6.75)	.01

Distributions to shareholders from:
Net investment income	—		—	—	—	(.16)	— (b)
Net realized gain	—		—	—	—	(.82)	(3.89)

Total distributions	—		—	—	—	(.98)	(3.89)

Net asset value, end of period	$15.30		$14.83	$15.54	$12.46	$9.89	$17.62

Total Return(c)	3.17	%(d)	(4.57)%	24.72%	25.99%	(39.88)%	(.16)%

Ratios to Average Net Assets:

Expenses, including expense reductions	.89	%(d)	1.78%	1.81%	1.81%	1.77%	1.75%

Expenses, excluding expense reductions	.89	%(d)	1.78%	1.81%	1.81%	1.77%	1.75%

Net investment income (loss)	(.03	)%(d)	(.49)%	(.31)%	(.08)%	.54%	(.24)%

Supplemental Data:

Net assets, end of period (000)	$39,999		$50,420	$121,889	$220,002	$276,790	$684,105
Portfolio turnover rate	41.25	%(d)	47.77%	62.12%	109.32%	20.11%	28.24%

(a)	Calculated using average shares outstanding during the period.
(b)	Amount is less than $.01.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.	13

Financial Highlights (continued)

	Class C Shares

	Six Months Ended 6/30/2012 (unaudited)

			Year Ended 12/31

			2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$14.77		$15.48	$12.41	$9.85	$17.55	$21.42

Investment operations:
Net investment income (loss)(a)	—	(b)	(.06)	(.03)	(.01)	.07	(.05)
Net realized and unrealized gain (loss)	.47		(.65)	3.10	2.57	(6.79)	.07

Total from investment operations	.47		(.71)	3.07	2.56	(6.72)	.02

Distributions to shareholders from:
Net investment income	—		—	—	— (b)	(.16)	— (b)
Net realized gain	—		—	—	—	(.82)	(3.89)

Total distributions	—		—	—	—	(.98)	(3.89)

Net asset value, end of period	$15.24		$14.77	$15.48	$12.41	$9.85	$17.55

Total Return(c)	3.18	%(d)	(4.59)%	24.74%	25.99%	(39.90)%	(.12)%

Ratios to Average Net Assets:

Expenses, including expense reductions	.89	%(d)	1.77%	1.80%	1.81%	1.77%	1.75%

Expenses, excluding expense reductions	.89	%(d)	1.77%	1.80%	1.81%	1.77%	1.75%

Net investment income (loss)	(.01	)%(d)	(.42)%	(.22)%	(.09)%	.53%	(.24)%

Supplemental Data:

Net assets, end of period (000)	$205,034		$218,201	$278,241	$289,664	$310,015	$812,744
Portfolio turnover rate	41.25	%(d)	47.77%	62.12%	109.32%	20.11%	28.24%

(a)	Calculated using average shares outstanding during the period.
(b)	Amount is less than $0.01.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.

14	See Notes to Financial Statements.

Financial Highlights (continued)

	Class F Shares

	Six Months Ended 6/30/2012 (unaudited)						9/28/2007(a) to 12/31/2007
			Year Ended 12/31

			2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$15.66		$16.33	$13.06	$10.36	$18.52	$23.55

Investment operations:
Net investment income(b)	.07		.08	.10	.08	.26	.03
Net realized and unrealized gain (loss)	.49		(.68)	3.27	2.73	(7.28)	(1.42)

Total from investment operations	.56		(.60)	3.37	2.81	(7.02)	(1.39)

Distributions to shareholders from:
Net investment income	—		(.07)	(.10)	(.11)	(.32)	(.18)
Net realized gain	—		—	—	—	(.82)	(3.46)

Total distributions	—		(.07)	(.10)	(.11)	(1.14)	(3.64)

Net asset value, end of period	$16.22		$15.66	$16.33	$13.06	$10.36	$18.52

Total Return(c)	3.58	%(d)	(3.69)%	25.84%	27.10%	(39.32)%	(6.06	)%(d)

Ratios to Average Net Assets:

Expenses, including expense reductions	.44	%(d)	.89%	.89%	.88%	.85%	.23	%(d)

Expenses, excluding expense reductions	.44	%(d)	.89%	.89%	.88%	.85%	.23	%(d)

Net investment income	.43	%(d)	.47%	.73%	.77%	1.96%	.14	%(d)

Supplemental Data:

Net assets, end of period (000)	$62,599		$65,902	$76,444	$28,272	$12,380	$9
Portfolio turnover rate	41.25	%(d)	47.77%	62.12%	109.32%	20.11%	28.24%

(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.	15

Financial Highlights (continued)

	Class I Shares

	Six Months Ended 6/30/2012 (unaudited)

			Year Ended 12/31

			2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$15.66		$16.34	$13.06	$10.36	$18.52	$22.35

Investment operations:
Net investment income(a)	.08		.11	.10	.10	.23	.18
Net realized and unrealized gain (loss)	.50		(.71)	3.29	2.72	(7.24)	.06

Total from investment operations	.58		(.60)	3.39	2.82	(7.01)	.24

Distributions to shareholders from:
Net investment income	—		(.08)	(.11)	(.12)	(.33)	(.18)
Net realized gain	—		—	—	—	(.82)	(3.89)

Total distributions	—		(.08)	(.11)	(.12)	(1.15)	(4.07)

Net asset value, end of period	$16.24		$15.66	$16.34	$13.06	$10.36	$18.52

Total Return (b)	3.70	%(c)	(3.64)%	25.98%	27.21%	(39.27)%	.90%

Ratios to Average Net Assets:

Expenses, including expense reductions	.39	%(c)	.79%	.80%	.81%	.77%	.75%

Expenses, excluding expense reductions	.39	%(c)	.79%	.80%	.81%	.77%	.75%

Net investment income	.50	%(c)	.69%	.73%	.92%	1.55%	.77%

Supplemental Data:

Net assets, end of period (000)	$544,500		$410,713	$138,036	$186,387	$221,556	$613,098
Portfolio turnover rate	41.25	%(c)	47.77%	62.12%	109.32%	20.11%	28.24%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

16	See Notes to Financial Statements.

Financial Highlights (continued)

	Class P Shares

	Six Months Ended 6/30/2012 (unaudited)

			Year Ended 12/31

			2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$15.30		$15.95	$12.75	$10.12	$18.07	$21.89

Investment operations:
Net investment income(a)	.05		.02	.04	.05	.16	.07
Net realized and unrealized gain (loss)	.49		(.66)	3.20	2.64	(7.04)	.07

Total from investment operations	.54		(.64)	3.24	2.69	(6.88)	.14

Distributions to shareholders from:
Net investment income	—		(.01)	(.04)	(.06)	(.25)	(.07)
Net realized gain	—		—	—	—	(.82)	(3.89)

Total distributions	—		(.01)	(.04)	(.06)	(1.07)	(3.96)

Net asset value, end of period	$15.84		$15.30	$15.95	$12.75	$10.12	$18.07

Total Return(b)	3.53	%(c)	(4.03)%	25.43%	26.63%	(39.56)%	.43%

Ratios to Average Net Assets:

Expenses, including expense reductions	.57	%(c)	1.20%	1.25%	1.25%	1.22%	1.20%

Expenses, excluding expense reductions	.57	%(c)	1.20%	1.25%	1.25%	1.22%	1.20%

Net investment income	.30	%(c)	.15%	.32%	.46%	1.10%	.31%

Supplemental Data:

Net assets, end of period (000)	$148,466		$169,767	$247,864	$255,116	$264,246	$638,453
Portfolio turnover rate	41.25	%(c)	47.77%	62.12%	109.32%	20.11%	28.24%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	17

Financial Highlights (continued)

	Class R2 Shares

	Six Months Ended 6/30/2012 (unaudited)							3/24/2008(a) to 12/31/2008
			Year Ended 12/31

			2011	2010		2009
Per Share Operating Performance
Net asset value, beginning of period	$15.59			$16.27		$13.04	$10.36	$15.62

Investment operations:
Net investment income (loss)(b)	.03			—	(c)	.06	.03	.16
Net realized and unrealized gain (loss)	.49			(.68)		3.23	2.71	(5.11)

Total from investment operations	.52			(.68)		3.29	2.74	(4.95)

Distributions to shareholders from:
Net investment income	—			—		(.06)	(.06)	(.31)

Net asset value, end of period	$16.11			$15.59		$16.27	$13.04	$10.36

Total Return(d)	3.40	%(e)		(4.24)%		25.24%	26.47%	(31.58	)%(e)

Ratios to Average Net Assets:

Expenses, including expense reductions	.69	%(e)		1.39%		1.38%	1.37%	1.00	%(e)

Expenses, excluding expense reductions	.69	%(e)		1.39%		1.38%	1.37%	1.00	%(e)

Net investment income (loss)	.20	%(e)		(.00	)%(f)	.44%	.30%	1.37	%(e)

Supplemental Data:

Net assets, end of period (000)	$587			$500		$509	$141	$85
Portfolio turnover rate	41.25	%(e)		47.77%		62.12%	109.32%	20.11%

(a)	Commencement of operations was 3/24/2008, SEC effective date was 9/14/2007 and date shares first became available to the public was 4/1/2008.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	Total return assumes the reinvestment of all distributions.
(e)	Not annualized.
(f)	Amount is less than .01%.

18	See Notes to Financial Statements.

Financial Highlights (concluded)

	Class R3 Shares

	Six Months Ended 6/30/2012 (unaudited)						3/24/2008(a) to 12/31/2008
			Year Ended 12/31

			2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$15.64			$16.32	$13.07	$10.38	$15.62

Investment operations:
Net investment income(b)	.04			.02	.06	.04	.16
Net realized and unrealized gain (loss)	.49			(.69)	3.26	2.73	(5.11)

Total from investment operations	.53			(.67)	3.32	2.77	(4.95)

Distributions to shareholders from:
Net investment income	—			(.01)	(.07)	(.08)	(.29)

Net asset value, end of period	$16.17			$15.64	$16.32	$13.07	$10.38

Total Return(c)	3.39	%(d)		(4.10)%	25.38%	26.65%	(31.55	)%(d)

Ratios to Average Net Assets:

Expenses, including expense reductions	.64	%(d)		1.28%	1.29%	1.25%	.96	%(d)

Expenses, excluding expense reductions	.64	%(d)		1.28%	1.29%	1.25%	.97	%(d)

Net investment income	.25	%(d)		.11%	.43%	.38%	1.19	%(d)

Supplemental Data:

Net assets, end of period (000)	$21,006			$17,766	$13,769	$2,178	$330
Portfolio turnover rate	41.25	%(d)		47.77%	62.12%	109.32%	20.11%

(a)	Commencement of operations was 3/24/2008, SEC effective date was 9/14/2007 and date shares first became available to the public was 4/1/2008.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.	19

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Mid Cap Stock Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law on March 14, 1983. Effective March 31, 2012, Lord Abbett Mid-Cap Value Fund, Inc. changed its name to Lord Abbett Mid Cap Stock Fund.

The Fund’s investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace. The Fund has eight classes of shares: Class A, B, C, F, I, P, R2 and R3, each with different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class B, C, F, I, P, R2 and R3 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in the Fund’s prospectus); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted. The Fund no longer issues Class B shares for purchase. The Fund’s Class P shares are closed to substantially all investors, with certain exceptions as set forth in the Fund’s prospectus.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)

Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee and approved in good faith by the Board. The Pricing Committee

Notes to Financial Statements (unaudited)(continued)

considers a number of factors, including unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and transactional back-testing comparison analysis.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)

Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)

Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest income on the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)

Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2008 through December 31, 2011. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)

Expenses–Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F, P, R2 and R3 shares bear their class-specific share of all expenses and fees relating to the Fund’s 12b-1 Distribution Plan.

(f)

Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

Notes to Financial Statements (unaudited)(continued)

(g)

Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments;

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2012 in valuing the Fund’s investments carried at fair value:

Investment Type*	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)

Common Stocks	$2,175,138	$—	$—	$2,175,138
Warrant	1,114	—	—	1,114
Repurchase Agreement	—	90,612		90,612

Total	$2,176,252	$90,612	$—	$2,266,864

*	See Schedule of Investments for fair values in each industry.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Fund has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio. The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $200 million	.75%
Next $300 million	.65%
Over $500 million	.50%

Notes to Financial Statements (unaudited)(continued)

For the six months ended June 30, 2012, the effective management fee paid to Lord Abbett was at an annualized rate of .54% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

The Fund, along with certain other funds managed by Lord Abbett (collectively, the “Underlying Funds”), has entered into a Servicing Arrangement with Lord Abbett Balanced Strategy Fund, Lord Abbett Diversified Income Strategy Fund and Lord Abbett Growth & Income Strategy Fund of Lord Abbett Investment Trust and Lord Abbett Global Allocation Fund of Lord Abbett Global Fund, Inc. (each, a “Fund of Funds”), pursuant to which each Underlying Fund pays a portion of the expenses (excluding management fees and distribution and service fees) of each Fund of Funds in proportion to the average daily value of the Underlying Fund shares owned by each Fund of Funds. Amounts paid pursuant to the Servicing Arrangement are included in Subsidy expense on the Fund’s Statement of Operations and Payable to affiliates on the Fund’s Statement of Assets and Liabilities.

As of June 30, 2012, the percentages of the Fund’s outstanding shares owned by Lord Abbett Balanced Strategy Fund, Lord Abbett Diversified Income Strategy Fund, Lord Abbett Global Allocation Fund and Lord Abbett Growth & Income Strategy Fund were 8.90%, 2.48%, 1.31%, and 5.84%, respectively.

12b-1 Distribution Plan
The Fund has adopted a distribution plan with respect to Class A, B, C, F, P, R2 and R3 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon the Fund’s average daily net assets as follows:

Fees*	Class A		Class B	Class C	Class F	Class P	Class R2	Class R3

Service	.25	%(1)	.25%	.25%	—	.25%	.25%	.25%
Distribution	.10%		.75%	.75%	.10%	.20%	.35%	.25%

*

The Fund may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.

(1)	Annual service fee on shares sold prior to June 1, 1990 is .15% of the average daily net assets attributable to Class A shares.

Class I shares do not have a distribution plan.

Commissions
Distributor received the following commissions on sales of shares of the Fund, after concessions were paid to authorized dealers, for the six months ended June 30, 2012:

Distributor Commissions	Dealers’ Concessions

$46,497	$263,630

Distributor received CDSCs of $3,925 and $2,852 for Class A and Class C shares, respectively, for the six months ended June 30, 2012.

Two Directors and certain of the Fund’s officers have an interest in Lord Abbett.

Notes to Financial Statements (unaudited)(continued)

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least semi-annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2012 and the fiscal year ended December 31, 2011 was as follows:

	Six Months Ended 6/30/2012 (unaudited)	Year Ended 12/31/2011

Distributions paid from:
Ordinary income	$—	$4,028,447

Total distributions paid	$—	$4,028,447

As of December 31, 2011, the Fund had a capital loss carryforward of $1,588,990,065 set to expire in 2017.

In accordance with the Regulated Investment Company Modernization Act of 2010, the Fund will carryforward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) indefinitely. Post-enactment losses will retain their character as either short-term or long-term and be utilized before any pre-enactment losses.

As of June 30, 2012, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$2,038,464,290

Gross unrealized gain	300,128,777
Gross unrealized loss	(71,728,955)

Net unrealized security gain	$228,399,822

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain securities and wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2012 were as follows:

Purchases	Sales

$949,979,243	$1,009,894,328

Notes to Financial Statements (unaudited)(continued)

There were no purchases or sales of U.S. Government securities for the six months ended June 30, 2012.

6.	DIRECTORS’ REMUNERATION

The Fund’s officers and the two Directors who are associated with Lord Abbett do not receive any compensation from the Fund for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7.	EXPENSE REDUCTIONS

The Fund has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

8.	LINE OF CREDIT

On April 2, 2012, the Fund and certain other funds managed by Lord Abbett (the “participating funds”) entered into an unsecured revolving credit facility (“Facility”) with State Street Bank and Trust Company (“SSB”), to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Facility is renewed annually under terms that depend on market conditions at the time of the renewal. The amounts available under the Facility are (i) the lesser of either $250,000,000 or 33.33% of total assets per participating fund and (ii) $350,000,000 in the aggregate for all participating funds. The annual fee to maintain the Facility is .09% of the amount available under the facility. Each participating fund pays its pro rata share based on the net assets of each participating fund. This amount is included in Other expenses on the Fund’s Statement of Operations. Any borrowing under this Facility will bear interest at current market rates as set forth in the credit agreement. As of June 30, 2012, there were no loans outstanding pursuant to this Facility.

For the period February 3, 2011 through April 1, 2012, the Fund and certain other funds managed by Lord Abbett had an amount of $200,000,000 available under a Facility from SSB with an annual fee to maintain the facility of .125% of the amount available under the Facility.

9.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Fund’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

10.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value and mid-sized company stocks. The value of an investment will fluctuate in response to movements in the equity securities market in general, and to the changing prospects of individual companies in which the Fund invests. The market may fail to recognize for a long time the intrinsic value of particular value stocks the Fund may hold. The mid-sized company stocks in which the Fund invests may be less able to weather economic shifts

Notes to Financial Statements (unaudited)(continued)

or other adverse developments than those of larger, more established companies. In addition, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

Due to the Fund’s exposure to foreign companies (and ADRs), the Fund may experience increased market, liquidity, currency, political, information, and other risks.

These factors can affect the Fund’s performance.

11.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

Class A Shares	Shares	Six Months Ended June 30, 2012 (unaudited) Amount	Shares	Year Ended December 31, 2011 Amount

Shares sold	2,321,157	$38,993,793	9,728,679	$161,362,065
Converted from Class B*	438,916	7,438,162	2,952,653	49,508,631
Reinvestment of distributions	—	—	96,683	1,475,390
Shares reacquired	(10,516,106)	(176,784,792)	(27,612,337)	(458,317,697)

Decrease	(7,756,033)	$(130,352,837)	(14,834,322)	$(245,971,611)

Class B Shares

Shares sold	44,125	$715,915	116,819	$1,843,103
Shares reacquired	(362,008)	(5,737,554)	(1,427,163)	(22,505,757)
Converted to Class A*	(467,643)	(7,438,162)	(3,133,336)	(49,508,631)

Decrease	(785,526)	$(12,459,801)	(4,443,680)	$(70,171,285)

Class C Shares

Shares sold	291,287	$4,599,780	656,116	$10,338,349
Shares reacquired	(1,608,208)	(25,262,988)	(3,858,741)	(59,916,046)

Decrease	(1,316,921)	$(20,663,208)	(3,202,625)	$(49,577,697)

Class F Shares

Shares sold	210,015	$3,492,128	1,057,131	$17,317,458
Reinvestment of distributions	—	—	14,855	225,060
Shares reacquired	(560,771)	(9,375,062)	(1,543,108)	(25,189,565)

Decrease	(350,756)	$(5,882,934)	(471,122)	$(7,647,047)

Class I Shares

Shares sold	9,456,185	$158,257,349	21,284,737	$338,691,497
Reinvestment of distributions	—	—	122,733	1,859,399
Shares reacquired	(2,146,523)	(36,711,647)	(3,631,526)	(60,110,878)

Increase	7,309,662	$121,545,702	17,775,944	$280,440,018

Class P Shares

Shares sold	267,312	$4,381,571	1,461,486	$23,762,553
Reinvestment of distributions	—	—	5,077	75,192
Shares reacquired	(1,986,601)	(32,013,031)	(5,912,072)	(96,684,758)

Decrease	(1,719,289)	$(27,631,460)	(4,445,509)	$(72,847,013)

Notes to Financial Statements (unaudited)(concluded)

Class R2 Shares	Shares	Six Months Ended June 30, 2012 (unaudited) Amount	Shares	Year Ended December 31, 2011 Amount

Shares sold	11,768	$197,379	31,798	$511,133
Reinvestment of distributions	—	—	—	—
Shares reacquired	(7,446)	(122,109)	(30,999)	(499,840)

Increase	4,322	$75,270	799	$11,293

Class R3 Shares

Shares sold	324,473	$5,364,281	636,373	$10,438,650
Reinvestment of distributions	—	—	750	11,336
Shares reacquired	(161,792)	(2,708,460)	(344,857)	(5,668,264)

Increase	162,681	$2,655,821	292,266	$4,781,722

*

Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

Householding

The Fund has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by
LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Mid Cap Stock Fund, Inc. (formerly Lord Abbett Mid-Cap Value Fund, Inc.)	LAMCVF-3-0612 (08/12)

Item 2:	Code of Ethics.
Not applicable.

Item 3:	Audit Committee Financial Expert.
Not applicable.

Item 4:	Principal Accountant Fees and Services.
Not applicable.

Item 5:	Audit Committee of Listed Registrants.
Not applicable.

Item 6:	Investments.
Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 11:	Controls and Procedures.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)(1)	Amendments to Code of Ethics – Not applicable.

(a)(2)

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(a)(3)	Not applicable.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT MID CAP STOCK FUND, INC.

By:	/s/ Robert S. Dow

Robert S. Dow
Chief Executive Officer and Chairman

Date: August 21, 2012

By:	/s/ Joan A. Binstock

Joan A. Binstock
Chief Financial Officer and Vice President

Date: August 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Dow

Robert S. Dow
Chief Executive Officer and Chairman

Date: August 21, 2012

By:	/s/ Joan A. Binstock

Joan A. Binstock
Chief Financial Officer and Vice President

Date: August 21, 2012